Receivables - Allowance for Credit Losses Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retail
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	$ 381	$ 299	$ 326
Provision	21	113	44
Charge-offs, net of recoveries	(47)	(56)	(51)
Foreign currency translation and other	(22)	(10)	(20)
Ending balance	333	381	299
Wholesale
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	174	159	164
Provision	17	27	12
Charge-offs, net of recoveries	(10)	(14)	(18)
Foreign currency translation and other	(6)	11	1
Ending balance	$ 175	174	159
Adoption of ASC 326 | Retail
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance		35
Ending balance			35
Adoption of ASC 326 | Wholesale
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance		(9)
Ending balance			(9)
Balance, January 1, 2020, as recast | Retail
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance		334
Ending balance			334
Balance, January 1, 2020, as recast | Wholesale
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance		$ 150
Ending balance			$ 150